INVESCO BOND FUNDS, INC.
                               (FEBRUARY 28, 2002)

                      INVESCO COUNSELOR SERIES FUNDS, INC.
                             INVESCO ADVANTAGE FUND
                  INVESCO ADVANTAGE GLOBAL HEALTH SCIENCES FUND
                (DECEMBER 31, 2001 AS SUPPLEMENTED JUNE 10, 2002)

                  INVESCO COMBINATION STOCK & BOND FUNDS, INC.
                              (SEPTEMBER 30, 2002)

                        INVESCO INTERNATIONAL FUNDS, INC.
                               (FEBRUARY 28, 2002)

                       INVESCO MANAGER SERIES FUNDS, INC.
                               (SEPTEMBER 3, 2002)

                        INVESCO MONEY MARKET FUNDS, INC.
                              (SEPTEMBER 30, 2002)

                           INVESCO SECTOR FUNDS, INC.
                 (JULY 31, 2002 AS SUPPLEMENTED AUGUST 1, 2002)

                            INVESCO STOCK FUNDS, INC.
                            INVESCO BASIC VALUE FUND
                                 (JULY 31, 2002)

                       SUPPLEMENT TO PROSPECTUSES DATES OF
                       WHICH ARE INDICATED IN PARENTHESES


The section of each Prospectus, with the exception of INVESCO Counselor Series Funds, Inc. - INVESCO Advantage Fund and INVESCO Advantage Global Health Sciences Fund, INVESCO Manager Series Funds, Inc., INVESCO Money Market Funds, Inc., and INVESCO Stock Funds, Inc. - INVESCO Basic Value Fund, entitled "Fees And Expenses" is amended to (i) add footnote 1 to the line entitled "Maximum Contingent Deferred Sales Charge (CDSC) as a percentage of the total original cost of the shares" for Class K, (ii) delete footnote 1 in its entirety, and
(iii) substitute the following in its place:

     (1) If you buy $1,000,000 or more of Class A shares and redeem those shares within eighteen months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption. For qualified plans investing in Class A shares, you may pay a CDSC of 1% on your Class A shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. For qualified plans investing in Class K shares, you may pay a CDSC of 0.70% on your Class K shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. Please see the sections entitled "How To Buy Shares" and "How To Sell Shares."

The section of the Prospectuses for INVESCO Counselor Series Funds, Inc. - INVESCO Advantage Fund and INVESCO Advantage Global Health Sciences Fund, INVESCO Manager Series Funds, Inc., and INVESCO Stock Funds, Inc. - INVESCO Basic Value Fund entitled "Fees And Expenses" is amended to (i) delete footnote 1 in its entirety and (ii) substitute the following in its place:

     (1) If you buy $1,000,000 or more of Class A shares and redeem those shares within eighteen months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption. For qualified plans investing in Class A shares, you may pay a CDSC of 1% on your Class A shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. Please see the sections entitled "How To Buy Shares" and "How To Sell Shares."

The section of the Prospectus for INVESCO Money Market Funds, Inc. entitled "Fees And Expenses" is amended to (i) delete footnote 1 in its entirety and (ii) substitute the following in its place:

     (1) A 1% CDSC may be charged on each of Class A and Class C shares and a 5% CDSC may be charged on Class B shares. For qualified plans investing in Class A shares, you may pay a CDSC of 1% on your Class A shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. Please see the sections entitled "How To Buy Shares" and "How To Sell Shares."

The section of each Prospectus, with the exception of INVESCO Counselor Series Funds, Inc. - INVESCO Advantage Fund and INVESCO Advantage Global Health Sciences Fund, INVESCO Manager Series Funds, Inc., INVESCO Money Market Funds, Inc., and INVESCO Stock Funds, Inc. - INVESCO Basic Value Fund, entitled "How To Buy Shares" is amended to (i) delete the second paragraph in its entirety and
(ii) substitute the following in its place:

     With the exception of Class A shares, there is no charge to invest directly through INVESCO. Class A shares are subject to a front-end sales charge. For more information on this charge, please see the subsection entitled "Sales Charges." If you buy $1,000,000 or more of Class A shares and redeem the shares within eighteen months from the date of purchase, you may pay a 1% CDSC at the time of redemption. If you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 1% on your Class A shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. With respect to redemption of Class B shares held six years or less, a CDSC of 1% - 5% of the total original cost of the shares may be assessed. With respect to redemption of Class C shares held thirteen months or less, a CDSC of 1% of the total original cost of the shares may be assessed. With respect to Class K shares, if you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 0.70% on your Class K shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. For a non-qualified plan, in determining whether a CDSC applies to a redemption, it is assumed that the shares being redeemed first are any shares in the shareholder's Fund account that are not subject to a CDSC, followed by shares held the longest in the shareholder's account. These charges are not assessed upon Class A, B, C, or K shares acquired through reinvestment of dividends or other distributions, or Class A, B, C, or K shares exchanged for the same class of another INVESCO Fund. For more information on CDSC charges, please see the subsection of the Prospectus entitled "Choosing A Share Class" and the section of the Statement of Additional Information entitled "Distributor."

The section of the Prospectuses for INVESCO Manager Series Funds, Inc. and INVESCO Stock Funds, Inc. - INVESCO Basic Value Fund entitled "How To Buy Shares" is amended to (i) delete the second paragraph in its entirety and (ii) substitute the following in its place:

     With the exception of Class A shares, there is no charge to invest directly through INVESCO. Class A shares are subject to a front-end sales charge. For more information on this charge, please see the subsection entitled "Sales Charges." If you buy $1,000,000 or more of Class A shares and redeem the shares within eighteen months from the date of purchase, you may pay a 1% CDSC at the time of redemption. If you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 1% on your Class A shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. With respect to redemption of Class B shares held six years or less, a CDSC of 1% - 5% of the total original cost of the shares may be assessed. With respect to redemption of Class C shares held thirteen months or less, a CDSC of 1% of the total original cost of the shares may be assessed. For a non-qualified plan, in determining whether a CDSC applies to a redemption, it is assumed that the shares being redeemed first are any shares in the shareholder's Fund account that are not subject to a CDSC, followed by shares held the longest in the shareholder's account. These charges are not assessed upon Class A, B, or C shares acquired through reinvestment of dividends or other distributions, or Class A, B, or C shares exchanged for the same class of another INVESCO Fund. For more information on CDSC charges, please see the subsection of the Prospectus entitled "Choosing A Share Class" and the section of the Statement of Additional Information entitled "Distributor."

The section of the Prospectus for INVESCO Counselor Series Funds, Inc. - INVESCO Advantage Fund and INVESCO Advantage Global Health Sciences Fund entitled "How To Buy Shares" is amended to (i) delete the first paragraph in its entirety and
(ii) substitute the following in its place:

     The Funds offer multiple classes of shares. The chart in this section shows several convenient ways to invest in the shares of a Fund if you invest directly through INVESCO. If you invest in a Fund through a financial intermediary, please consult the financial intermediary for information on how to purchase shares of a Fund. You may be charged a commission or transaction fee by the financial intermediary for purchases of Fund shares.

     With the exception of Class A shares, there is no charge to invest directly through INVESCO. Class A shares are subject to a front-end sales charge. For more information on this charge, please see the subsection entitled "Sales Charges." If you buy $1,000,000 or more of Class A shares and redeem the shares within eighteen months from the date of purchase, you may pay a 1% CDSC at the time of redemption. If you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 1% on your Class A shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. With respect to redemption of Class B shares held six years or less, a CDSC of 1% - 5% of the total original cost of the shares may be assessed. With respect to redemption of Class C shares held thirteen months or less, a CDSC of 1% of the total original cost of the shares may be assessed. For a non-qualified plan, in determining whether a CDSC applies to a redemption, it is assumed that the shares being redeemed first are any shares in the shareholder's Fund account that are not subject to a CDSC, followed by shares held the longest in the shareholder's account. These charges are not assessed upon Class A, B, or C shares acquired through reinvestment of dividends or other distributions, or Class A, B, or C shares exchanged for the same class of another INVESCO Fund. For more information on CDSC charges, please see the subsection of the Prospectus entitled "Choosing A Share Class" and the section of the Statement of Additional Information entitled "Distributor."

The section of the Prospectus for INVESCO Money Market Funds, Inc. entitled "How To Buy Shares" is amended to (i) delete the second paragraph in its entirety and
(ii) substitute the following in its place:

     There is no charge to invest or exchange shares when you make transactions directly through INVESCO. With respect to Class A shares, if you purchase those shares by exchanging from another INVESCO fund previously subject to a CDSC into Cash Reserves Fund and then redeem those shares prior to the cumulative eighteen month CDSC period, you may be subject to a CDSC of 1% of the total original cost of the shares. If you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 1% on your Class A shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. With respect to Class B shares, if you purchase shares by exchanging from another INVESCO fund previously subject to a CDSC into Cash Reserves Fund and then redeem those shares prior to the cumulative six year CDSC period, you may be subject to a CDSC of 1%-5% of the total original cost of the shares. If you make an initial purchase in Class A or Class B shares of Cash Reserves Fund, you will not be subject to a CDSC. However, if you purchase shares in another INVESCO fund subject to a CDSC by exchanging Class A or Class B shares of Cash Reserves Fund, your CDSC period will begin at the point of the exchange. With respect to Class C shares, if you purchase your shares and redeem those shares prior to the thirteen month CDSC period, you may be subject to a CDSC of 1% of the total original cost of the shares. For a non-qualified plan, in determining whether a CDSC applies to a redemption, it is assumed that the shares being redeemed first are any shares in the shareholder's Fund account that are not subject to a CDSC, followed by shares held the longest in the shareholder's account.
     These charges are not assessed upon Class A, B, or C shares acquired through reinvestment of dividends or other distributions. For more information on CDSC charges, please see the subsection of the Prospectus entitled "Choosing A Share Class (Cash Reserves Fund Only)" and the section of the Statement of Additional Information entitled "Distributor."

The section of each Prospectus, with the exception of INVESCO Bond Funds, Inc., INVESCO Counselor Series Funds, Inc. - INVESCO Advantage Fund and INVESCO Advantage Global Health Sciences Fund, INVESCO Manager Series Funds, Inc., INVESCO Money Market Funds, Inc., and INVESCO Stock Funds, Inc. - INVESCO Basic Value Fund, entitled "How To Buy Shares - Choosing A Share Class" is amended to
(i) delete the second paragraph in its entirety and (ii) substitute the following in its place:

In addition, you should also consider the factors below:

                  Investor
                  Class           Class A                  Class B             Class C             Class K
                  -----           -------                  -------             -------             -------
Initial Sales
Charge            None            5.50%                    None                None                None

CDSC(1)           None            1% on certain            1%-5% for           1% for shares       0.70% on certain
                                  purchases held           shares held less    held less than      purchases
                                  less than 18             than 6 years        13 months           held less
                                  months                                                           than 12
                                                                                                   months

12b-1 Fee         0.25%           0.35%                    1.00%                1.00%              0.45%

Conversion        No              No                       Yes(2)               No                 No

Purchase
Order
Maximum           None            None                     $250,000             $1,000,000         None

(1) Please see the subsection entitled "Sales Charges" below and the section of the Funds' Statement of Additional Information entitled "Distributor - Sales Charges and Dealer Concessions" for more information regarding CDSC charges and dealer concessions.

(2) Class B shares, along with the pro rata portion of the shares' reinvested dividends and distributions, automatically convert to Class A shares at the end of the month which is eight years after the date on which such Class B shares were purchased.

The section of the Prospectus for INVESCO Money Market Funds, Inc. entitled "How To Buy Shares - Choosing A Share Class (Cash Reserves Fund Only)" is amended to
(i) add footnote 1 to the line in the table entitled "CDSC," (ii) re-number the remaining footnotes in the table accordingly, (iii) add the following as footnote (1), and (iv) re-number the remaining footnotes accordingly:

(1) Please see the subsection entitled "Sales Charges" below and the section of the Funds' Statement of Additional Information entitled "Distributor - Sales Charges and Dealer Concessions" for more information regarding CDSC charges and dealer concessions.

The section of the Prospectus for INVESCO Bond Funds, Inc. entitled "How To Buy Shares - Choosing A Share Class" is amended to (i) delete the second paragraph in its entirety and (ii) substitute the following in its place:

In addition, you should also consider the factors below:

                  Investor
                  Class           Class A                  Class B             Class C             Class K
                  -----           -------                  -------             -------             -------
Initial Sales
Charge            None            4.75%                    None                None                None

CDSC(1)           None            1% on certain            1%-5% for           1% for shares       0.70% on certain
                                  purchases held           shares held less    held less than      purchases
                                  less than 18             than 6 years        13 months           held less
                                  months                                                           than 12
                                                                                                   months

12b-1 Fee         0.25%           0.35%                    1.00%                1.00%              0.45%

Conversion        No              No                       Yes(2)               No                 No

Purchase
Order
Maximum           None            None                     $250,000             $1,000,000         None

(1) Please see the subsection entitled "Sales Charges" below and the section of the Funds' Statement of Additional Information entitled "Distributor - Sales Charges and Dealer Concessions" for more information regarding CDSC charges and dealer concessions.

(2) Class B shares, along with the pro rata portion of the shares' reinvested dividends and distributions, automatically convert to Class A shares at the end of the month which is eight years after the date on which such Class B shares were purchased.

The section of the Prospectus for INVESCO Counselor Series Funds, Inc. - INVESCO Advantage Fund and INVESCO Advantage Global Health Sciences Fund entitled "How To Buy Shares - Choosing A Share Class" is amended to (i) delete the second paragraph in its entirety and (ii) substitute the following in its place:

In addition, you should also consider the factors below:

                             Class A            Class B           Class C
                             -------            -------           -------
Initial Sales
Charge                       5.50%              None              None

CDSC(1)                      1% on certain      1%-5% for         1% for shares
                             purchases held     shares held       held less than
                             less than 18       less than         13 months
                             months             6 years

12b-1 Fee                    0.35%              1.00%             1.00%

Conversion                   No                 Yes(2)            No

Purchase
Order
Maximum                      None               $250,000          $1,000,000

(1) Please see the subsection entitled "Sales Charges" below and the section of the Funds' Statement of Additional Information entitled "Distributor - Sales Charges and Dealer Concessions" for more information regarding CDSC charges and dealer concessions.

(2) Class B shares, along with the pro rata portion of the shares' reinvested dividends and distributions, automatically convert to Class A shares at the end of the month which is eight years after the date on which such Class B shares were purchased.

The section of the Prospectuses for INVESCO Manager Series Funds, Inc. and INVESCO Stock Funds, Inc. - INVESCO Basic Value Fund entitled "How To Buy Shares
- Choosing A Share Class" is amended to (i) delete the second paragraph in its entirety and (ii) substitute the following in its place:

In addition, you should also consider the factors below:

                             Class A            Class B           Class C
                             -------            -------           -------

Initial Sales
Charge                       5.50%              None              None

CDSC(1)                      1% on certain      1%-5% for         1% for shares
                             purchases held     shares held       held less than
                             less than 18       less than         13 months
                             months             6 years

12b-1 Fee                    0.35%              1.00%             1.00%

Conversion                   No                 Yes(2)            No

Purchase
Order
Maximum                      None               $250,000          $1,000,000

(1) Please see the subsection entitled "Sales Charges" below and the section of the Fund's Statement of Additional Information entitled "Distributor - Sales Charges and Dealer Concessions" for more information regarding CDSC charges and dealer concessions.

(2) Class B shares, along with the pro rata portion of the shares' reinvested dividends and distributions, automatically convert to Class A shares at the end of the month which is eight years after the date on which such Class B shares were purchased.

The section of each Prospectus, with the exception of INVESCO Counselor Series Funds, Inc. - INVESCO Advantage Fund and INVESCO Advantage Global Health Sciences Fund, INVESCO Manager Series Funds, Inc., INVESCO Money Market Funds, Inc., and INVESCO Stock Funds, Inc. - INVESCO Basic Value Fund, entitled "How To Buy Shares - Sales Charges (Class A, B, And C Only)" is amended to (i) delete the subsection heading in its entirety and (ii) substitute the following in its place:

      Sales Charges (Class A, B, C, And K Only)

The section of each Prospectus, with the exception of INVESCO Counselor Series Funds, Inc. - INVESCO Advantage Fund and INVESCO Advantage Global Health Sciences Fund, INVESCO Manager Series Funds, Inc., INVESCO Money Market Funds, Inc., and INVESCO Stock Funds, Inc. - INVESCO Basic Value Fund, entitled "How To Buy Shares - Sales Charges (Class A, B, And C Only)" is amended to (i) delete the third paragraph in its entirety and (ii) substitute the following in its place:

     CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS A AND CLASS K SHARES. You can purchase $1,000,000 or more of Class A shares at net asset value, and the distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more. However, if you purchase shares worth $1,000,000 or more, you may be subject to a CDSC of 1% if you redeem them prior to eighteen months after the date of purchase. We will use the "first-in, first-out" method to determine your holding period. Under this method, the date of redemption will be compared with the earliest purchase of shares held in your account. If your holding period is less than the above-stated time periods, the CDSC may be assessed on the total original cost of the shares. For qualified plans investing in Class A shares, you may pay a CDSC of 1% if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. For qualified plans investing in Class K shares, you may pay a CDSC of 0.70% if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account.

The section of the Prospectuses for INVESCO Counselor Series Funds, Inc. - INVESCO Advantage Fund and INVESCO Advantage Global Health Sciences Fund, INVESCO Manager Series Funds, Inc., and INVESCO Stock Funds, Inc. - INVESCO Basic Value Fund entitled "How To Buy Shares - Sales Charges" is amended to (i) delete the third paragraph in its entirety and (ii) substitute the following in its place:

     CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS A SHARES. You can purchase $1,000,000 or more of Class A shares at net asset value, and the distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more. However, if you purchase shares worth $1,000,000 or more, you may be subject to a CDSC of 1% if you redeem them prior to eighteen months after the date of purchase. We will use the "first-in, first-out" method to determine your holding period. Under this method, the date of redemption will be compared with the earliest purchase of shares held in your account. If your holding period is less than the above-stated time periods, the CDSC may be assessed on the total original cost of the shares. For qualified plans investing in Class A shares, you may pay a CDSC of 1% if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account.

The section of the Prospectus for INVESCO Money Market Funds, Inc. entitled "How To Buy Shares - Sales Charges (Cash Reserves Fund)" is amended to (i) delete the second paragraph in its entirety and (ii) substitute the following in its place:

     We will use the "first-in, first-out" method to determine your holding period. Under this method, the date of redemption will be compared with the earliest purchase of shares held in your account. If your holding period is less than the above-stated time periods, the CDSC may be assessed on the total original cost of the shares. For qualified plans investing in Class A shares, you may pay a CDSC of 1% if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account.

The section of each Prospectus, with the exception of INVESCO Counselor Series Funds, Inc. - INVESCO Advantage Fund and INVESCO Advantage Global Health Sciences Fund, INVESCO Manager Series Funds, Inc., INVESCO Money Market Funds, Inc., and INVESCO Stock Funds, Inc. - INVESCO Basic Value Fund, entitled "How To Buy Shares - Sales Charges (Class A, B, And C Only)" is amended to add the following bullet point to the tenth paragraph:

     o If you are a qualified plan investing in Class A shares or Class K shares and elect to forego any dealer concession;

The section of the Prospectuses for INVESCO Counselor Series Funds, Inc. - INVESCO Advantage Fund and INVESCO Advantage Global Health Sciences Fund, INVESCO Manager Series Funds, Inc., and INVESCO Stock Funds, Inc. - INVESCO Basic Value Fund entitled "How To Buy Shares - Sales Charges" is amended to add the following bullet point to the tenth paragraph:

     o If you are a qualified plan investing in Class A shares and elect to forego any dealer concession;

The section of the Prospectus for INVESCO Money Market Funds, Inc. entitled "How To Buy Shares - Sales Charges (Cash Reserves Fund)" is amended to add the following bullet point to the third paragraph:

     o If you are a qualified plan investing in Class A shares and elect to forego any dealer concession;

The section of each Prospectus, with the exception of INVESCO Counselor Series Funds, Inc. - INVESCO Advantage Fund and INVESCO Advantage Global Health Sciences Fund, INVESCO Manager Series Funds, Inc., INVESCO Money Market Funds, Inc., and INVESCO Stock Funds, Inc. - INVESCO Basic Value Fund, entitled "How To Sell Shares" is amended to (i) delete the second paragraph in its entirety and
(ii) substitute the following in its place:

     Various fees may apply to Fund redemptions. You may be charged a CDSC at the time of redemption depending how long you have held your shares. If you buy $1,000,000 or more of Class A shares and redeem the shares within eighteen months from the date of purchase, you may pay a 1% CDSC at the time of redemption. If you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 1% on your Class A shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. With respect to redemption of Class B shares held six years or less, a CDSC of 1% - 5% of the total original cost of the shares may be assessed. With respect to redemption of Class C shares held thirteen months or less, a CDSC of 1% of the total original cost of the shares may be assessed. With respect to Class K shares, if you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 0.70% on your Class K shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. For a non-qualified plan, in determining whether a CDSC applies to a redemption, it is assumed that the shares being redeemed first are any shares in the shareholder's Fund account that are not subject to a CDSC, followed by shares held the longest in the shareholder's account. These charges are not assessed upon Class A, B, C, or K shares acquired through reinvestment of dividends or other distributions, or Class A, B, C, or K shares exchanged for the same class of another INVESCO Fund. For more information on CDSC charges, please see the subsection of the Prospectus entitled "Choosing A Share Class" and the section of the Statement of Additional Information entitled "Distributor."

The section of the Prospectuses for INVESCO Counselor Series Funds, Inc. - INVESCO Advantage Fund and INVESCO Advantage Global Health Sciences Fund, INVESCO Manager Series Funds, Inc., and INVESCO Stock Funds, Inc. - INVESCO Basic Value Fund entitled "How To Sell Shares" is amended to (i) delete the second paragraph in its entirety and (ii) substitute the following in its place:

     Various fees may apply to Fund redemptions. You may be charged a CDSC at the time of redemption depending how long you have held your shares. If you buy $1,000,000 or more of Class A shares and redeem the shares within eighteen months from the date of purchase, you may pay a 1% CDSC at the time of redemption. If you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 1% on your Class A shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. With respect to redemption of Class B shares held six years or less, a CDSC of 1% - 5% of the total original cost of the shares may be assessed. With respect to redemption of Class C shares held thirteen months or less, a CDSC of 1% of the total original cost of the shares may be assessed. For a non-qualified plan, in determining whether a CDSC applies to a redemption, it is assumed that the shares being redeemed first are any shares in the shareholder's Fund account that are not subject to a CDSC, followed by shares held the longest in the shareholder's account. These charges are not assessed upon Class A, B, or C shares acquired through reinvestment of dividends or other distributions, or Class A, B, or C shares exchanged for the same class of another INVESCO Fund. For more information on CDSC charges, please see the subsection of the Prospectus entitled "Choosing A Share Class" and the section of the Statement of Additional Information entitled "Distributor."

The section of the Prospectus for INVESCO Money Market Funds, Inc. entitled "How To Sell Shares" is amended to (i) delete the second paragraph in its entirety and (ii) substitute the following in its place:

     Various fees may apply to Fund redemptions. You may be charged a CDSC at the time of redemption depending how long you have held your shares. If you make an initial purchase in Class A or Class B shares, you will not be subject to a CDSC upon redemption. However, with respect to Class A shares, if you redeem shares which were purchased by exchanging from another

     INVESCO fund previously subject to a CDSC into Cash Reserves Fund prior to the cumulative eighteen month CDSC period, you may be subject to a CDSC of 1% of the total original cost of the shares. If you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 1% on your Class A shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. In addition, with respect to Class B shares, if you redeem shares which were purchased by exchanging from another INVESCO fund previously subject to a CDSC into Cash Reserves Fund prior to the cumulative six year CDSC period, you may be subject to a CDSC of 1%-5% of the total original cost of the shares. With respect to Class C shares of Cash Reserves Fund, if you redeem shares prior to the thirteen month CDSC period, you may be subject to a CDSC of 1% of the total original cost of the shares. For a non-qualified plan, in determining whether a CDSC applies to a redemption, it is assumed that the shares being redeemed first are any shares in the shareholder's Fund account that are not subject to a CDSC, followed by shares held the longest in the shareholder's account. These charges are not assessed upon Class A, B, or C shares acquired through reinvestment of dividends or other distributions. For more information on CDSC charges, please see the subsection of the Prospectus entitled "Choosing A Share Class (Cash Reserves Fund Only)" and the section of the Statement of Additional Information entitled "Distributor."

This Supplement supersedes the Supplement dated November 15, 2002.

The date of this Supplement is December 5, 2002.